5. Loans and Allowance for Loan Losses (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans And Allowance For Loan Losses Details Narrative
Troubled debt restructurings	$ 12,060	$ 17,810